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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2005

Date of reporting period: January 1, 2005 to December 31, 2005

Item 1.	Reports to Stockholders.

(Annual Report is filed herewith)

Hewitt Series Trust

Hewitt Money Market Fund

Hewitt Institutional

Money Market Fund

Annual Report

December 31, 2005

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of a Hewitt Series Trust Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2005)
Hewitt Money Market Fund
Actual	$1,000.00	$1,014.50	0.95%	$4.82
Hypothetical (5% return before expenses)	1,000.00	1,020.42	0.95	4.84
Hewitt Institutional Money Market Fund
Actual	1,000.00	1,017.40	0.45	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.94	0.45	2.29

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

HEWITT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$130,011,843	$77,229,202
Receivables:
Due from Hewitt Associates LLC (Note 2)	—	41,719
Due from Hewitt Financial Services LLC (Note 2)	984	1,222

Total Assets	130,012,827	77,272,143

LIABILITIES
Payables:
Distribution to shareholders	359,171	250,344
Due to Trustees	2,025	2,018
Due to Hewitt Associates LLC (Note 2)	71,820	—
Accrued shareholder servicing fees	77,011	—
Accrued expenses	37,681	91,497

Total Liabilities	547,708	343,859

NET ASSETS	$129,465,119	$76,928,284

Net assets consist of:
Paid-in capital	$129,462,033	$76,928,063
Undistributed net investment income	2,614	14
Undistributed net realized gain	472	207

NET ASSETS	$129,465,119	$76,928,284

Shares outstanding	129,460,329	764,094

Net asset value and offering price per share	$1.00	$100.68

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$3,801,862	$2,366,931
Expenses(a)	(61,014)	(37,208)

Net investment income allocated from Master Portfolio	3,740,848	2,329,723

FUND EXPENSES (Note 2)
Administration fees	622,665	168,732
Shareholder servicing fees	283,029	44,750
Fund accounting & transfer agent fees	85,544	94,432
Legal fees	24,847	24,847
Audit fees	15,269	15,272
Printing costs	22,431	22,431
Registration costs	120,024	4,732
Trustee fees	11,533	11,533

Total fund expenses	1,185,342	386,729

Fees reimbursed by Hewitt Associates LLC (Note 2)	(170,949)	(104,138)

Total Net Expenses	1,014,393	282,591

NET INVESTMENT INCOME	2,726,455	2,047,132

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	499	245

Net gain on investments	499	245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,726,954	$2,047,377

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amounts of $52,518 and $34,041, respectively.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Hewitt Money Market Fund		Hewitt Institutional Money Market Fund
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,726,455	$458,611	$2,047,132	$799,439
Net realized gain (loss)	499	(27)	245	(38)

Net increase in net assets resulting from operations	2,726,954	458,584	2,047,377	799,401

Distributions to shareholders:
From net investment income	(2,726,698)	(458,718)	(2,046,962)	(831,322)

Total distributions to shareholders	(2,726,698)	(458,718)	(2,046,962)	(831,322)

Capital share transactions:
Net capital share transactions (Note 3)	36,091,928	3,397,517	16,236,796	(25,524,795)

Net increase (decrease) in net assets resulting from capital share transactions	36,091,928	3,397,517	16,236,796	(25,524,795)

Increase (decrease) in net assets	36,092,184	3,397,383	16,237,211	(25,556,716)
NET ASSETS:
Beginning of year	93,372,935	89,975,552	60,691,073	86,247,789

End of year	$129,465,119	$93,372,935	$76,928,284	$60,691,073

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$2,614	$2,857	$14	$(157)

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

HEWITT MONEY MARKET FUND

	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.02	0.00	(b)	0.00	(b)	0.01	0.03

Total from investment operations	0.02	0.00		0.00		0.01	0.03

Less distributions from:
Net investment income	(0.02)	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.03)

Total distributions	(0.02)	(0.00)		(0.00)		(0.01)	(0.03)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00

Total return	2.37%	0.49%		0.31%		0.98%	3.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$129,465	$93,373		$89,976		$77,505	$66,254
Ratio of expenses to average net assets(a)	0.95%	0.95%		0.95%		0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(a)	1.15%	1.18%		1.19%		1.34%	1.36%
Ratio of net investment income to average net assets(a)	2.41%	0.50%		0.30%		0.98%	3.31%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(a)	2.21%	0.27%		0.06%		0.59%	2.90%

(a)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

HEWITT INSTITUTIONAL MONEY MARKET FUND

	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of year	$100.63	$100.70	$100.69	$100.70	$100.68

Income from investment operations:
Net investment income	2.82	1.03	0.82	1.49	3.86
Net realized and unrealized gain (loss) on investments	0.05	(0.03)	0.00 (b)	0.00 (b)	0.02

Total from investment operations	2.87	1.00	0.82	1.49	3.88

Less distributions from:
Net investment income	(2.82)	(1.07)	(0.81)	(1.50)	(3.86)

Total distributions	(2.82)	(1.07)	(0.81)	(1.50)	(3.86)

Net asset value, end of year	$100.68	$100.63	$100.70	$100.69	$100.70

Total return	2.90%	0.99%	0.82%	1.51%	3.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$76,928	$60,691	$86,248	$114,192	$109,285
Ratio of expenses to average net assets(a)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(a)	0.64%	0.59%	0.55%	0.59%	0.60%
Ratio of net investment income to average net assets(a)	2.88%	0.96%	0.82%	1.48%	3.82%
Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses(a)	2.69%	0.82%	0.72%	1.34%	3.67%

(a)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Money Market Fund”) and Hewitt Institutional Money Market Fund, (the “Institutional Money Market Fund”), (each a “Fund,” collectively, the “Funds”) are diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Funds. The value of each Fund’s investment in the Master Portfolio reflects each Fund’s interest in the net assets of the Master Portfolio (2.06% and 1.23% for the Money Market Fund and the Institutional Money Market Fund, respectively as of December 31, 2005).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Federal Income Taxes

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2005.

As of December 31, 2005, the components of Distributable Earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Hewitt Money Market Fund	$3,145	$(59)	$3,086
Hewitt Institutional Money Market Fund	261	(40)	221

The tax character of distributions paid during 2005 and 2004 for the Funds were as follows: ordinary income of $2,726,698 and $458,718 for the Money Market Fund, respectively, and ordinary income of $2,046,962 and $831,322 for the Institutional Money Market Fund, respectively.

From November 1, 2005 to December 31, 2005, the funds incurred net realized capital losses. As permitted by tax regulations, the Money Market Fund and the Institutional Money Market Fund have elected to defer these losses of $59 and $40, respectively, and treat them as arising in the year ending December 31, 2006.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Money Market Fund. The Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Money Market Fund’s average daily net assets for these services. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2005, Hewitt Associates reimbursed the Money Market Fund $170,949 for expenses related to this agreement.

Effective May 1, 2005, Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.30% of average daily net assets (previously 0.10% prior to May 1, 2005), but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to ensure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the year ended December 31, 2005, Hewitt Associates reimbursed the Institutional Money Market Fund $104,138 for expenses related to this agreement.

Hewitt Financial Services LLC (“Hewitt Services”) serves as the Distributor of the Money Market Fund. Hewitt Services does not receive a fee from the Money Market Fund for its distribution services.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

Prior to May 1, 2005, the Institutional Money Market Fund paid Hewitt Associates a monthly shareholder servicing fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. Effective May 1, 2005, the Institutional Money Market Fund no longer pays Hewitt Associates a monthly shareholder servicing fee. To offset the termination of shareholder servicing fees, the administrative services fee paid to Hewitt Associates by the Institutional Money Market fund has been increased from 0.10% to 0.30%. This change was made to better reflect the true nature of services being provided by Hewitt Associates to the Institutional Money Market fund.

The Hewitt Series Trust pursues its investment objectives by investing in the Money Market Master Portfolio, which is a series of the Master Investment Portfolio. The Money Market Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. Barclays Global Fund Advisors, Inc. serves as the Portfolio’s investment advisor. As such, the Trust does not itself have an investment advisor.

3.	Capital Share Transactions

As of December 31, 2005, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

Hewitt Money Market Fund

	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	116,045,897	$116,045,897	74,938,960	$74,938,960
Shares issued in reinvestments of dividends	2,464,724	2,464,724	376,832	376,832
Shares redeemed	(82,418,693)	(82,418,693)	(71,918,275)	(71,918,275)

Net increase	36,091,928	$36,091,928	3,397,517	$3,397,517

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Hewitt Institutional Money Market Fund

	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	1,162,459	$117,136,732	1,793,746	$180,689,535
Shares issued in reinvestments of dividends	19,057	1,918,357	7,549	760,192
Shares redeemed	(1,020,540)	(102,818,293)	(2,054,674)	(206,974,522)

Net increase/decrease	160,976	$16,236,796	(253,379)	$(25,524,795)

4.	Multiple Class Plan effective May 1, 2005

The Trustees of the Hewitt Series Trust approved amendments to the Administration, Distribution and Shareholder Servicing Agreements for the Trust on behalf of the Money Market Fund, which became effective May 1, 2005. These agreements were modified to reflect a new multi-class structure for the Money Market Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940, and the eventual termination of the Institutional Money Market Fund. The Institutional Money Market Fund closed to new investors effective May 1, 2005 and its shareholders have been invited to exchange their shares for Institutional Shares of the Money Market Fund. Outstanding shares of the Money Market Fund were redesignated Administrative Shares of the Money Market Fund effective May 1, 2005. Investors in the Institutional Money Market Fund may elect to switch to the new Institutional Shares class by April 28, 2006. After April 28, 2006 the Institutional Money Market Fund will be terminated. As of December 31, 2005, no Institutional Money Market Fund shareholder had moved to the new Institutional Shares class of the Money Market Fund.

The Administration, Distribution and Shareholder Servicing Agreements for the Trust on behalf of the Money Market Fund were amended to offer the new Institutional Shares class at an identical expense ratio currently offered by the Institutional Money Market Fund. As described in Note 2, Hewitt Associates provides administrative services to all of the funds of the Trust and has agreed to absorb such expenses to the extent necessary to assure that the annual total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund and 0.95% of the average daily net assets of the Money Market Fund. Under the new multiple share classes in the Money Market Fund, Hewitt Associates agrees to absorb such expenses of the share classes to the extent necessary to assure that the annual total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 0.45% of the average daily net assets of the Institutional Shares class and 0.95% of the average daily net assets of the Administrative Shares class.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund and Hewitt Institutional Money Market Fund, the funds comprising Hewitt Series Trust (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial statements of the Funds for the periods prior to December 31, 2001 were audited by other auditors, whose report dated February 11, 2002 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The funds filed form N-PX with their complete proxy voting record for the 12 months ended June 30, 2005. Neither Hewitt Money Market Fund nor Hewitt Institutional Money Market Fund held any voting securities and accordingly did not vote any proxies during the reporting period. Because the funds invest exclusively in non-voting securities, the Funds are not required to describe the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Forms filed are available (i) without charge, upon request, by calling the Funds toll-free at 1-800-890-3200, and (ii) on the SEC’s website at www.sec.gov.

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

Directors and Officers Information List (Unaudited)

Disinterested Trustees*

Other Public Company
	Position(s), Date	Principal Occupation(s)	and Investment Company
Name, Address, and Age	of Election	During Past 5 Years	Directorships

Don Hunt, age 67	Director, since	Chairman and Director,	Director, Vision III Imaging, Inc.

C/O Hewitt Associates	July 7, 1998	ADA Business Enterprises, Inc.

100 Half Day Road
Lincolnshire, IL 60069

John Oliverio, age 53	Director, since	Chief Executive Officer and Director,	Director, Franciscan Ministries, Inc.,
C/O Hewitt Associates	July 7, 1998	Wheaton Franciscan Services, Inc.,	Director, United Health System,
100 Half Day Road		Executive Vice President,	Director, Affinity Health System,
Lincolnshire, IL 60069		Chief Operating Officer and Director,	Director, All Saints Health System,
		Wheaton Franciscan Services, Inc.,	Director, Covenant Healthcare
		Trustee, CCM Advisors Funds (7),	System
Trustee, CCMA Select Investment Trust (1)

Interested Trustees** and Officers

Other Public Company
	Position(s), Date	Principal Occupation(s)	and Investment Company
Name, Address, and Age	of Election	During Past 5 Years	Directorships

E. Scott Peterson, 52	Trustee**, since	Consultant, Hewitt Associates LLC	None
Hewitt Associates	July 7, 1998
100 Half Day Road
Lincolnshire, IL 60069

Stacy L. Schaus, 45	President, since	Chief Operating Officer,	None
Hewitt Associates	July 7, 1998	Hewitt Financial Services LLC;
100 Half Day Road		Consultant, Hewitt Associates LLC
Lincolnshire, IL 60069

Peter E. Ross, 46	Secretary, since	Assistant Secretary and Chief Compliance	None
Hewitt Associates	July 7, 1998	Officer, Hewitt Financial Services LLC;
100 Half Day Road		Assistant Secretary, Hewitt Associates LLC;
Lincolnshire, IL 60069		Consultant and Attorney, Hewitt Associates LLC

Douglas S. Keith, 40	Treasurer and Chief	Financial Consultant, Hewitt Associates LLC;	None
Hewitt Associates	Financial Officer,	Divisional Controller, Emerson Electric Co.
100 Half Day Road	since May, 2005
Lincolnshire, IL 60069

Each Trustee oversees 2 funds within the fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-847-295-5000.

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act.

**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Schedule of Investments

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER—6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES—1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS—6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES—65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Schedule of Investments—Continued

Security	Face Amount	Value
Bank of Nova Scotia
4.32%, 09/29/06	$35,000,000	$34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321
Five Finance Inc.
4.32%, 09/15/06(1)	30,000,000	29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Schedule of Investments—Continued

Security	Face Amount	Value
National City Bank
4.26%, 01/06/06	$20,000,000	$19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Schedule of Investments—Continued

Security	Face Amount	Value
REPURCHASE AGREEMENTS—17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	$100,000,000	$100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Schedule of Investments—Continued

Security	Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	$100,000,000	$100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES—99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities— 0.24%		15,013,769

NET ASSETS—100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2005

Portfolio Allocation (Unaudited)

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$5,197,569,231
Repurchase agreements, at value and cost (Note 1)	1,090,000,000

Total investments in securities	6,287,569,231
Cash	3,268
Receivables:
Interest	15,549,343

Total Assets	6,303,121,842

LIABILITIES
Payables:
Investment advisory fees (Note 2)	538,842

Total Liabilities	538,842

NET ASSETS	$6,302,583,000

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$240,993,254

Total investment income	240,993,254

EXPENSES (Note 2)
Investment advisory fees	7,249,677

Total expenses	7,249,677
Less investment advisory fees waived	(3,436,517)

Net expenses	3,813,160

NET INVESTMENT INCOME	237,180,094

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	35,169

Net realized gain	35,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,215,263

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$237,180,094	$75,589,172
Net realized gain (loss)	35,169	(3,023)

Net increase in net assets resulting from operations	237,215,263	75,586,149

Interestholder transactions:
Contributions	58,641,619,347	27,939,964,264
Withdrawals	(58,107,077,434)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	534,541,913	726,230,482

Increase in net assets	771,757,176	801,816,631
NET ASSETS:
Beginning of year	5,530,825,824	4,729,009,193

End of year	$6,302,583,000	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $3,436,517 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS—Continued

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets	0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%	1.15%	1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%	n/a	n/a	n/a
Total return	3.28%	1.39%	1.16%	1.84%	4.23%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

MONEY MARKET MASTER PORTFOLIO

TRUSTEE INFORMATION—UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003- 2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002- 2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).

Trustee (since 2001) of MIP;

Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust;

Director (since 2002) of iShares, Inc.

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).

Trustee (since 2000) of MIP;

Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is an independent trustee.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

$20,500 and $21,525 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $167,005 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees were for advisory services to Hewitt Associates Inc. for Section 404 of the Sarbanes-Oxley Act of 2002.

(c) Tax Fees

$8,200 and $8,610 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $519,175 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4. These fees were for a transfer pricing study for the Tax Department.

(d) All Other Fees

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the Trust to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 100% of the services provided to the registrant described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. For 2002, pre-approval by the audit committee was not applicable. For 2005, 0% of the services provided to the investment adviser described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4.

(f) No disclosures are required by this Item 4(f).

(g) $8,200 and $8,610 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $0 and $686,180 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser.

(h) No disclosures are required by this Item 4(h).

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date March 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date March 3, 2006

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date March 3, 2006